Schedule of intangible assets and their carrying value (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Carrying amount	$ 7,372,530	$ 7,472,426
Software [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at Gross carrying amount	8,394,729	8,160,650
Additions
Under development	139,406	231,302
Acquired	760	2,777
Ending balance at Gross carrying amount	8,534,895	8,394,729
Beginning balance at Depreciation and impairment	922,303	872,162
Amortization	240,062
Depreciation		50,141
Ending balance at Depreciation and impairment	1,162,365	922,303
Total [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at Gross carrying amount	8,394,729	8,204,894
Additions
Under development	139,406	231,302
Acquired	760	2,777
Write-off		(44,244)
Ending balance at Gross carrying amount	8,534,895	8,394,729
Beginning balance at Depreciation and impairment	922,303	872,162
Amortization	240,062
Depreciation		50,141
Ending balance at Depreciation and impairment	1,162,365	922,303
Trademark [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at Gross carrying amount		44,244
Additions
Under development
Acquired
Write-off		(44,244)
Ending balance at Gross carrying amount